Business combinations - Provisional Purchase Price Allocation to Assets Acquired and Liabilities Assumed (Details) - Findaway World, LLC € in Millions	Jun. 15, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	€ 8
Trade and other receivables	11
Other current assets	15
Intangible assets	22
Trade and other payables	(11)
Accrued expenses and other liabilities	(13)
Total identifiable net assets	32
Goodwill	85
Fair value of net assets acquired	€ 117